General Information (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ 168,188	$ 158,050
Cash and cash equivalents and short-term bank deposits	$ 54,700